Report of Independent Accountants on Applying Agreed-Upon Procedures

Vault Digital Infrastructure LP Vault DI Issuer LLC 400 Continental Blvd., Suite 500 El Segundo, California 90245	29 June 2021

Re:	Vault DI Issuer LLC (the “Issuer”)
Secured Data Center Revenue Term Notes, Series 2021-1 (the “Notes”)
Tenant Lease Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to and acknowledged as appropriate by Vault Digital Infrastructure LP (“Vault”), the Issuer and Barclays Capital Inc. (“Barclays Capital,” together with Vault and the Issuer, the “Specified Parties”), for the intended purpose of assisting the Specified Parties in evaluating the accuracy of certain information with respect to a pool of fee simple ownership interests in certain data centers, each in the United States (the “Data Centers”), and the corresponding tenant leases (the “Tenant Leases”) relating to the Issuer’s securitization transaction. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The appropriateness of these procedures is solely the responsibility of the Specified Parties identified in this report. No other party acknowledged the appropriateness of the procedures. Consequently, we make no representation regarding the appropriateness of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

1

For the purpose of the procedures described in this report, Vault, on behalf of the Issuer, provided us with:

a.	An electronic data file and the corresponding record layout and decode information, as applicable (the “Preliminary Data File”), that Vault, on behalf of the Issuer, indicated contains information relating to the Data Centers and corresponding Tenant Leases as of 30 April 2021 (the “Statistical Disclosure Date”),
b.	An electronic data file labeled “Vault - Data Tape v05.13.2021 (5-1 Disclosure Date).xlsx” and the corresponding record layout and decode information, as applicable, containing a tab labeled “Vault Data Tape” (such tab, the “Data File,” together with the Preliminary Data File, the “Provided Data Files”), that Vault, on behalf of the Issuer, indicated contains information relating to the Data Centers and corresponding Tenant Leases as of the Statistical Disclosure Date,
c.	Imaged copies of:
i.	The lease agreement, amendment to lease agreement, lease abstract or other related documents (collectively and as applicable, the “Lease Agreement”),
ii.	Certain printed screenshots of the tenant’s parent company credit rating (the “Credit Rating Screen Shots”), and
	iii.	The appraisal report (the “Appraisal,” together with the Lease Agreement and Credit Rating Screen Shots, the “Source Documents”),
as applicable, that Vault, on behalf of the Issuer, indicated relate to each Data Center and corresponding Tenant Lease,
d.	A schedule and the corresponding record layout and decode information, as applicable (the “S&P Rating Mapping Schedule,” together with the Source Documents, the “Sources”), that Vault, on behalf of the Issuer, indicated contains information relating to the S&P tenant ratings corresponding to certain tenants under the Tenant Leases,
e.	The list of relevant characteristics (the “Compared Characteristics”) on the Provided Data Files, which is shown on Exhibit 1 to Attachment A,
f.	The list of relevant characteristics (the “Recalculated Characteristics”) on the Data File, that Vault, on behalf of the Issuer, instructed us to recalculate using information on the Data File, as described in Attachment A,
g.	The list of relevant characteristics (the “Provided Characteristics”) on the Provided Data Files, which is shown on Exhibit 2 to Attachment A, on which Vault, on behalf of the Issuer, instructed us to perform no procedures and
h.	Instructions, assumptions and methodologies, which are described in Attachment A.

For the purpose of the procedures described in this report, the 7 Tenant Leases on the Provided Data Files are referred to as Tenant Lease Numbers 1 through 7.

For the purpose of the procedures described in this report, the Data File is the Subject Matter as of the date of this report. We performed certain procedures on earlier versions of the Subject Matter and communicated any differences prior to being provided the final Subject Matter which was subjected to the procedures described below.

2

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Issuer is responsible for the Subject Matter, Provided Data Files, Sources, Compared Characteristics, Recalculated Characteristics, Provided Characteristics and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform, and we have not performed, any procedures other than those listed in Attachment A. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Sources, Provided Characteristics or any other information provided to us, or that we were instructed to obtain, as applicable, by Vault, on behalf of the Issuer, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to (a) the existence of the Data Centers or Tenant Leases, (b) questions of legal or tax interpretation or (c) the appropriateness, accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by Vault, on behalf of the Issuer, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants (the “AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the AICPA on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Tenant Leases conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria or other requirements,
ii.	The value of the collateral securing the Tenant Leases,
iii.	Whether the originator(s) of the Tenant Leases complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Data Centers or Tenant Leases that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions.

3

We are required to be independent of the Issuer and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA. Independence requirements for agreed-upon procedure engagements are less restrictive than independence requirements for audit and other attestation services.

This report is intended solely for the information and use of the Specified Parties and is not intended to be, and should not be, used by anyone other than the Specified Parties. It is not intended to be, and should not be, used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

29 June 2021

4

Attachment A

Procedures performed and our associated findings

1.	For each Tenant Lease, we compared the Compared Characteristics listed on Exhibit 1 to Attachment A, as shown on the Preliminary Data File, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the Sources, subject to the instructions, assumptions and methodologies provided to us by Vault, on behalf of the Issuer, described in the notes to Exhibit 1 to Attachment A and the succeeding paragraph(s) of this Item.

The Source(s) that we were instructed by Vault, on behalf of the Issuer, to use for each Compared Characteristic are indicated on Exhibit 1 to Attachment A. Unless otherwise indicated in the notes to Exhibit 1 to Attachment A, where more than one Source is listed for a Compared Characteristic, Vault, on behalf of the Issuer, instructed us to note agreement if the value on the Preliminary Data File for such Compared Characteristic agreed with the corresponding information on at least one of the Sources for such Compared Characteristic on Exhibit 1 to Attachment A. We performed no procedures to reconcile any differences that may exist between various Sources for any of the Compared Characteristics listed on Exhibit 1 to Attachment A.

2.	As instructed by Vault, on behalf of the Issuer, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in Item 1., and provided a list of such differences to Vault. The Preliminary Data File, as adjusted, is hereinafter referred to as the “Updated Preliminary Data File.”

3.	For each Tenant Lease, we compared each Compared Characteristic listed on Exhibit 1 to Attachment A, all as shown on the Data File, to the corresponding information on the Updated Preliminary Data File. All such compared information was found to be in agreement.

4.	For each Tenant Lease, using the:
a.	Final lease expiration date, as shown on the Data File, and
b.	Statistical Disclosure Date,

we recalculated the total remaining lease life (yrs) Recalculated Characteristic. We compared this Recalculated Characteristic to the corresponding information on the Data File and found such information to be in agreement.

5.	For each Tenant Lease, using the:
a.	Next expiration date, as shown on the Data File, and
b.	Statistical Disclosure Date,

we recalculated the term excluding renewals Recalculated Characteristic. We compared this Recalculated Characteristic to the corresponding information on the Data File and found such information to be in agreement.

5

Attachment A

6.	For each Tenant Lease, using the:
a.	Final lease expiration date, as shown on the Data File,
b.	Lease commencement date, as shown on the Data File, and
c.	Additional instruction(s) provided by Vault, on behalf of the Issuer, described in the succeeding paragraph(s) of this Item,

we recalculated the total term Recalculated Characteristic. We compared this Recalculated Characteristic to the corresponding information on the Data File and found such information to be in agreement.

For the purpose of this procedure, Vault, on behalf of the Issuer, instructed us to round the total term Recalculated Characteristic to the nearest integer.

6

Exhibit 1 to Attachment A

Compared Characteristics and Sources

Compared Characteristic	Preliminary Data File Field Name	Source(s)	Note(s)
Asset ID	Asset ID	Lease Agreement	i.
City	City	Lease Agreement
State	State	Lease Agreement
Zip code	Zip	Appraisal or Lease Agreement	ii.
Tenant name	Tenant name	Lease Agreement
S&P tenant rating	Parent bond rating	Credit Rating Screen Shots and S&P Rating Mapping Schedule (if applicable)	iii.
Annualized base rent	Annualized adjusted base rent ("AABR")	Lease Agreement and recalculation	iv.
Lease commencement date	Lease commencement date	Lease Agreement	v.
Next expiration date	Next expiration date	Lease Agreement and recalculation (if applicable)	vi.
Final lease expiration date	Final lease expiration (including renewals)	Lease Agreement and recalculation	vii.
Initial term (years)	Initial term	Lease Agreement and recalculation (if applicable)	viii.
Renewal term (years)	Renewal term	Lease Agreement	ix.
Number of renewals	# of renewals	Lease Agreement
Escalator frequency	Escalator frequency	Lease Agreement and recalculation (if applicable)	x.
Annual escalator	Annual escalator	Lease Agreement and recalculation (if applicable)	xi.
Payment frequency	Payment frequency	Lease Agreement

7

Exhibit 1 to Attachment A

Notes:

i.	For identification purposes only.

ii.	For the purpose of comparing the zip code Compared Characteristic for each Tenant Lease (except for Tenant Lease Number 4), Vault, on behalf of the Issuer, instructed us to use the Appraisal as the Source.

For the purpose of comparing the zip code Compared Characteristic for Tenant Lease Number 4, Vault, on behalf of the Issuer, instructed us to use the Lease Agreement as the Source.

iii.	For the purpose of comparing the S&P tenant rating Compared Characteristic for each Tenant Lease, Vault, on behalf of the Issuer, instructed us:
a.	To use the credit rating, as shown in the Credit Rating Screen Shots, corresponding to the parent company, as shown on the Preliminary Data File, in accordance with the following parent company decode information:

Preliminary Data File Value	Source Value
PayPal Holdings, Inc.	Paypal, Inc.
London Stock Exchange	London Stock Exchange Group PLC
Perspecta Enterprise Solutions LLC	Perspecta Inc.
Community Health Network	Community Health Network, Inc.
Flexential	Flexential Intermediate Corp.

b.	To use the decode information shown on the S&P Rating Mapping File, as applicable, and
c.	Not to compare the S&P tenant rating Compared Characteristic for Tenant Leases with a S&P tenant rating value of “NR,” as shown on the Preliminary Data File.
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Exhibit 1 to Attachment A

Notes: (continued)

iv.	For the purpose of comparing the annualized base rent Compared Characteristic for each Tenant Lease (except for Tenant Lease Number 4), Vault, on behalf of the Issuer, instructed us to:
a.	Recalculate the annualized base rent by multiplying:
i.	The monthly base rent corresponding to 1 May 2021, which we determined using the information, assumptions and methodologies described in the Lease Agreement, by
ii.	12

and

b.	Ignore differences of +/- $1.00 or less.

For the purpose of comparing the annualized base rent Compared Characteristic for Tenant Lease Number 4, Vault, on behalf of the Issuer, instructed us to:

a.	Recalculate the annualized base rent by multiplying:
i.	The monthly base rent occurring after the end of the abatement period, which we determined using the information, assumptions and methodologies described in the Lease Agreement, by
ii.	12

and

b.	Ignore differences of +/- $1.00 or less.

v.	For the purpose of comparing the lease commencement date Compared Characteristic for each Tenant Lease (except for Tenant Lease Number 6), Vault, on behalf of the Issuer, instructed us to use the lease commencement date, as shown in the Lease Agreement.

For the purpose of comparing the lease commencement date Compared Characteristic for Tenant Lease Number 6, Vault, on behalf of the Issuer, instructed us to use the target commencement date corresponding to premises B, as shown in the Lease Agreement.

vi.	For the purpose of comparing the next expiration date Compared Characteristic for each Tenant Lease, Vault, on behalf the Issuer, instructed us to use the next expiration date, as shown on the Lease Agreement, or if the Lease Agreement did not contain the next expiration date, to recalculate the next expiration date using the information, assumptions and methodologies described in the Lease Agreement.

9

Exhibit 1 to Attachment A

Notes: (continued)

vii.	For the purpose of comparing the final lease expiration date Compared Characteristic for each Tenant Lease, Vault, on behalf of the Issuer, instructed us to recalculate the final lease expiration date by adding the:
a.	Result of multiplying the:
i.	Renewal term (years)

by

ii.	Remaining number of renewals as of the Statistical Disclosure Date to

b.	Next expiration date,

all as shown in the Lease Agreement (and in accordance with any other applicable note(s)).

viii.	For the purpose of comparing the initial term (years) Compared Characteristic for each Tenant Lease, Vault, on behalf the Issuer, instructed us to use initial term (years), as shown on the Lease Agreement, or if the Lease Agreement did not contain the initial term (years), to recalculate the initial term (years) using the information, assumptions and methodologies described in the Lease Agreement.

ix.	For the purpose of comparing the renewal term (years) Compared Characteristic for each Tenant Lease (except for Tenant Lease Numbers 1 and 4), Vault, on behalf of the Issuer, instructed us to use the renewal term (years), as shown in the Lease Agreement.

For the purpose of comparing the renewal term (years) Compared Characteristic for Tenant Lease Number 1, Vault, on behalf of the Issuer, instructed us to use the longest extension option, as shown in the Lease Agreement.

For the purpose of comparing the renewal term (years) Compared Characteristic for Tenant Lease Number 4, Vault, on behalf of the Issuer, instructed us to use the renewal term (years), as shown in the Lease Agreement, and to assume the abatement period has not occurred.

10

Exhibit 1 to Attachment A

Notes: (continued)

x.	For the purpose of comparing the escalator frequency Compared Characteristic for Tenant Lease Numbers 1 and 3, Vault, on behalf the Issuer, instructed us to use the escalator frequency, as shown in the Lease Agreement.

For the purpose of comparing the escalator frequency Compared Characteristic for Tenant Lease Number 2, Vault, on behalf of the Issuer, instructed us to recalculate the escalator frequency as the difference in months between the:

a.	Next expiration date, as shown in the Lease Agreement (and in accordance with any other applicable note(s)), and
b.	Date of the next escalation occurring after the next expiration date, which we determined using the information, assumptions and methodologies described in the Lease Agreement.

For the purpose of comparing the escalator frequency Compared Characteristic for Tenant Lease Number 4, Vault, on behalf of the Issuer, instructed us to recalculate the escalator frequency as the difference in months between the:

a.	End of the abatement period and
b.	Date of the next escalation occurring after the end of the abatement period,

both which we determined using the information, assumptions and methodologies described in the Lease Agreement.

For the purpose of comparing the escalator frequency Compared Characteristic for Tenant Lease Numbers 5, 6, and 7, Vault, on behalf of the Issuer, instructed us to recalculate the escalator frequency as the difference in months between the:

a.	Date of the last escalation prior to the Statistical Disclosure Date and
b.	Date of the next escalation occurring after the Statistical Disclosure Date,

both which we determined using the information, assumptions and methodologies described in the Lease Agreement.

11

Exhibit 1 to Attachment A

Notes: (continued)

xi.	For the purpose of comparing the annual escalator Compared Characteristic for each Tenant Lease (except for Tenant Lease Numbers 2, 4 and 7), Vault, on behalf the Issuer, instructed us to use the annual escalator, as shown in the Lease Agreement, or if the Lease Agreement did not contain the annual escalator, to recalculate the annual escalator using the information, assumptions and methodologies described in the Lease Agreement.

Vault, on behalf of the Issuer, instructed not to compare the annual escalator Compared Characteristic for Tenant Lease Number 2 which had an annual escalator value of “0.00%”, as shown on the Preliminary Data File.

For the purpose of comparing the annual escalator Compared Characteristic for Tenant Lease Number 4, Vault, on behalf of the Issuer, instructed us to recalculate the annual escalator using the information, assumptions and methodologies described in the Lease Agreement beginning after the end of the abatement period.

For the purpose of comparing the annual escalator Compared Characteristic for Tenant Lease Number 7, Vault, on behalf of the Issuer, instructed us to:

a.	Calculate the annual escalator for each period beginning 1 January 2021 through 31 December 2024 using the information, assumptions and methodologies described in the Lease Agreement,
b.	Calculate the weighted average of the result obtained in a. above, weighted by the number of months in each period, and
c.	Round the result obtained in c. above to the second decimal place (XX.XX%).

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by Vault, on behalf of the Issuer, described in the notes above.

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Exhibit 2 to Attachment A

Provided Characteristics

Provided Characteristics
Vault Acquisition Date
RPI Type
Address
Lat/Long
Parent Company
Industry
IG
Annual Base Rents (2021)
End of 1st Term
Escalator Type
Escalator
Calculated Escalator
YR 0 GRWTH
YR 1 GRWTH
YR 2 GRWTH
YR 3 GRWTH
YR 4 GRWTH
YR 5 GRWTH

Note: We performed no procedures to determine the accuracy, completeness or reasonable of the Provided Characteristics.